Operating Segments	Nov. 18, 2019
Segment Reporting [Abstract]
Operating Segments
NOTE 25. OPERATING SEGMENTS
The Companies are organized primarily on the basis of products and services sold in the U.S. A description of the operations included in the Companies’ primary operating segments is as follows:

Primary Operating Segment	Description of Operations	Dominion Energy	Virginia Power	Dominion Energy Gas
Power Delivery	Regulated electric distribution	X	X
	Regulated electric transmission	X	X
Power Generation	Regulated electric generation fleet	X	X
	Merchant electric generation fleet	X
Gas Infrastructure	Gas transmission and storage	X (1)		X
	Gas distribution and storage	X
	Gas gathering and processing	X
	LNG terminalling and storage	X		X
	Nonregulated retail energy marketing	X
(1)	Includes remaining producer services activities.
In addition to the operating segments above, the Companies also report a Corporate and Other segment.
Dominion Energy
The Corporate and Other Segment of Dominion Energy
includes its corporate, service company and other functions (including unallocated debt). In addition, Corporate and Other includes specific items attributable to Dominion Energy’s operating segments that are not included in profit measures evaluated by executive management in assessing the segments’ performance or in allocating resources.
In 2018, Dominion Energy reported
after-tax
net expenses of $608 million in the Corporate and Other segment, with $88 million of the net expenses attributable to specific items related to its operating segments.
The net expenses for specific items in 2018 primarily related to the impact of the following items:
•	A $219 million ($164 million after-tax) charge related to the impairment of certain gathering and processing assets attributable to Gas Infrastructure;
•	A $215 million ($160 million after-tax) charge associated with Virginia legislation enacted in March 2018 that requires one-time rate credits of certain amounts to utility customers, attributable to:
•	Power Generation ($109 million after-tax); and
•	Power Delivery ($51 million after-tax);
•	A $170 million ($134 million after-tax) net loss related to our investments in nuclear decommissioning trust funds attributable to Power Generation;
•	A $124 million ($88 million after-tax) charge for disallowance of FERC-regulated plant attributable to Gas Infrastructure;
•	An $81 million ($60 million
after-tax)
charge associated primarily with the asset retirement obligations for ash ponds and landfills at certain utility generation facilities in connection with the enactment of Virginia legislation in April 2018 attributable to Power Generation; and
•	A $70 million ($52 million after-tax) charge associated with major storm damage and service restoration attributable to Power Delivery; partially offset by
•	An $828 million ($619 million after-tax) benefit associated with the sale of certain merchant generation facilities and equity method investments attributable to:
•	Power Generation ($229 million after-tax); and
•	Gas Infrastructure ($390 million after-tax).
In 2017, Dominion Energy reported
after-tax
net benefits of $389 million in the Corporate and Other segment, with $861 million of the net benefits attributable to specific items related to its operating segments.
The net benefits for specific items in 2017 primarily related to the impact of the following items:
•	A $979 million tax benefit resulting from the remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act, primarily attributable to:
•	Gas Infrastructure ($324 million);
•	Power Generation ($655 million); partially offset by
•	$158 million ($96 million after-tax) of charges associated with equity method investments in wind-powered generation facilities, attributable to Power Generation.
In 2016, Dominion Energy reported
after-tax
net expenses of $484 million in the Corporate and Other segment, with $180 million of these net expenses attributable to specific items related to its operating segments.
The net expenses for specific items in 2016 primarily related to the impact of the following items:
•	A $197 million ($122 million after-tax) charge related to future ash pond and landfill closure costs at certain utility generation facilities, attributable to Power Generation; and
•	A $59 million ($36 million after-tax) charge related to an organizational design initiative, attributable to:
•	Power Delivery ($5 million after-tax);
•	Gas Infrastructure ($12 million after-tax); and
•	Power Generation ($19 million after-tax).
The following table presents segment information pertaining to Dominion Energy’s operations:

Year Ended December 31,	Power Delivery	Power Generation	Gas Infrastructure	Corporate and Other	Adjustments & Eliminations	Consolidated Total
(millions)
2018
Total revenue from external customers	$2,206	$7,104	$4,221	$(208)	$43	$13,366
Intersegment revenue	23	11	27	674	(735)	—
Total operating revenue	2,229	7,115	4,248	466	(692)	13,366
Depreciation, depletion and amortization	625	746	615	14	—	2,000
Impairment of assets and related charges	—	1	8	394	—	403
Gains on sales of assets	—	6	(186)	(200)	—	(380)
Equity in earnings of equity method investees	—	18	178	1	—	197
Interest income	—	90	64	126	(196)	84
Interest and related charges	265	374	268	782	(196)	1,493
Income tax expense (benefit)	160	294	330	(204)	—	580
Net income (loss) attributable to Dominion Energy	587	1,254	1,214	(608)	—	2,447
Investment in equity method investees	—	82	1,159	37	—	1,278
Capital expenditures	1,564	1,321	1,415	105	—	4,405
Total assets (billions)	17.8	28.2	31.5	11.2	(10.8)	77.9

2017
Total revenue from external customers	$2,206	$6,676	$2,832	$16	$856	$12,586
Intersegment revenue	22	10	834	610	(1,476)	—

Total operating revenue	2,228	6,686	3,666	626	(620)	12,586
Depreciation, depletion and amortization	593	747	522	43	—	1,905
Impairment of assets and related charges	—	—	—	15	—	15
Gains on sales of assets	—	—	(147)	—	—	(147)
Equity in earnings of equity method investees	—	(181)	159	4	—	(18)
Interest income	4	92	45	96	(155)	82
Interest and related charges	265	342	109	644	(155)	1,205
Income tax expense (benefit)	334	373	487	(1,224)	—	(30)
Net income (loss) attributable to Dominion Energy	531	1,181	898	389	—	2,999
Investment in equity method investees	—	81	1,422	41	—	1,544
Capital expenditures	1,433	2,275	2,149	52	—	5,909
Total assets (billions)	16.7	29.0	28.0	12.0	(9.1)	76.6

2016
Total revenue from external customers	$2,210	$6,747	$2,069	$(7)	$718	$11,737
Intersegment revenue	23	10	697	609	(1,339)	—

Total operating revenue	2,233	6,757	2,766	602	(621)	11,737
Depreciation, depletion and amortization	537	662	330	30	—	1,559
Impairment of assets and related charges	—	—	—	4	—	4
Gains on sales of assets	—	4	(44)	—	—	(40)
Equity in earnings of equity method investees	—	(16)	105	22	—	111
Interest income	—	74	34	36	(78)	66
Interest and related charges	244	290	38	516	(78)	1,010
Income tax expense (benefit)	308	279	431	(363)	—	655
Net income (loss) attributable to Dominion Energy	484	1,397	726	(484)	—	2,123
Capital expenditures	1,320	2,440	2,322	43	—	6,125
Intersegment sales and transfers for Dominion Energy are based on contractual arrangements and may result in intersegment profit or loss that is eliminated in consolidation.
Virginia Power
The majority of Virginia Power’s revenue is provided through tariff rates. Generally, such revenue is allocated for management reporting based on an unbundled rate methodology among Virginia Power’s Power Delivery and Power Generation segments.
The Corporate and Other Segment of Virginia Power
primarily includes specific items attributable to its operating segments that are not included in profit measures evaluated by executive management in assessing the segments’ performance or in allocating resources.
In 2018, Virginia Power reported an
after-tax
net expense of $312 million for specific items attributable to its operating segments in the Corporate and Other segment.
The net expenses for specific items in 2018 primarily related to the impact of the following items:
•	A $215 million ($160 million after-tax) charge associated with Virginia legislation enacted in March 2018 that requires one-time rate credits of certain amounts to utility customers, attributable to:

•	Power Generation ($109 million after-tax); and

•	Power Delivery ($51 million after-tax).

•	An $81 million ($60 million
after-tax)
charge associated primarily with the asset retirement obligations for ash ponds and landfills at certain utility generation facilities in connection with the enactment of Virginia legislation in April 2018 attributable to Power Generation.

•	A $70 million ($52 million after-tax) charge associated with major storm damage and service restoration attributable to Power Delivery.

In 2017, Virginia Power reported an
after-tax
net benefit of $74 million for specific items attributable to its operating segments in the Corporate and Other segment.
The net benefit for specific items in 2017 primarily related to the impact of the following item:
•	A $93 million tax benefit resulting from the remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act, attributable to Power Generation.

In 2016, Virginia Power reported
after-tax
net expenses of $173 million for specific items attributable to its operating segments in the Corporate and Other segment.
The net expenses for specific items in 2016 primarily related to the impact of the following item:
•	A $197 million ($121 million after-tax) charge related to future ash pond and landfill closure costs at certain utility generation facilities, attributable to Power Generation.

The following table presents segment information pertaining to Virginia Power’s operations:

Year Ended December 31,	Power Delivery	Power Generation	Corporate and Other	Adjustments & Eliminations	Consolidated Total
(millions)
2018

Operating revenue	$2,204	$5,630	$(215)	$—	$7,619
Depreciation and amortization	624	533	(25)	—	1,132
Interest income	—	9	5	(4)	10
Interest and related charges	265	250	—	(4)	511
Income tax expense (benefit)	158	220	(78)	—	300
Net income (loss)	586	1,008	(312)	—	1,282
Capital expenditures	1,539	1,003	—	—	2,542
Total assets (billions)	17.6	19.4	—	(0.1)	36.9

2017
Operating revenue	$2,212	$5,344	$—	$—	$7,556
Depreciation and amortization	594	547	—	—	1,141
Interest income	4	15	3	(3)	19
Interest and related charges	265	232	—	(3)	494
Income tax expense (benefit)	334	534	(94)	—	774
Net income	527	939	74	—	1,540
Capital expenditures	1,439	1,290	—	—	2,729
Total assets (billions)	16.6	18.6	—	(0.1)	35.1

2016
Operating revenue	$2,217	$5,390	$(19)	$—	$7,588
Depreciation and amortization	537	488	—	—	1,025
Interest income	—	—	—	—	—
Interest and related charges	244	219	—	(2)	461
Income tax expense (benefit)	307	524	(104)	—	727
Net income (loss)	482	909	(173)	—	1,218
Capital expenditures	1,313	1,336	—	—	2,649

Dominion Energy Gas
The Corporate and Other Segment of Dominion Energy Gas
primarily includes specific items attributable to Dominion Energy Gas’ operating segment that are not included in profit measures evaluated by executive management in assessing the segment’s performance or in allocating resources and the effect of certain items recorded at Dominion Energy Gas as a result of Dominion Energy’s basis in the net assets contributed. In addition, Corporate and Other includes the net impact of discontinued

operations
, which are discussed in Note 3.
In 2018, Dominion Energy Gas reported
after-tax
net expenses of $90 million in its Corporate and Other segment, with $107 million of these net expenses attributable to specific items related to

its operating segment.
The net expenses for specific items in 2018 primarily related to a $124 million ($88 million after-tax) charge for disallowance of FERC-regulated plant.

In 2017, Dominion Energy Gas reported
after-tax
net benefit of $389 million in its Corporate and Other segment, with $156 million of the net benefit attributable to specific items related to

its operating segment.
The net benefit for specific items in 2017 primarily related to the impact of the following item:
•	A $169 million tax benefit resulting from the remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act.

In 2016, Dominion Energy Gas reported
an
after-tax
net benefit of $155 million in its Corporate and Other segment, which included
$17 million of net expenses attributable to
specific items related to

its operating segment.
The net expense for specific items in 2016 primarily related to the impact of the following item:
•	$9 million ($8 million after-tax) of transaction and transition costs related to the Dominion Energy Questar Pipeline acquisition, and

•	A $7 million ($4 million after-tax) charge related to an organizational design initiative.

The following table presents segment information pertaining to Dominion Energy Gas’ operations:

Year Ended December 31,	Gas Infrastructure	Corporate and Other	Consolidated Total
(millions)
2018
Operating revenue	$1,996	$—	$1,996
Depreciation and amortization	333	—	333
Impairment of assets and related charges	5	158	163
Gains on sales of assets	(117)	—	(117)
Equity in earnings of equity method investees	54	—	54
Interest income	26	—	26
Interest and related charges	173	1	174
Income tax expense (benefit)	226	(102)	124
Net i ncome from discontinued operations	—	24	24
Net i ncome ( loss ) attributable to Dominion Energy Gas	571	(90)	481
Investment in equity method investees	339	—	339
Capital expenditures	751	358	1,109
Total assets (billions)	19.9	6.9	26.8

2017
Operating revenue	$1,523	$—	$1,523
Depreciation and amortization	242	—	242
Impairment of assets and related charges	15	—	15
Gains on sales of assets	(70)	—	(70)
Equity in earnings of equity method investees	47	—	47
Interest income	4	—	4
Interest and related charges	60	—	60
Income tax expense (benefit)	189	(254)	(65)
Net i ncome from discontinued operations	—	163	163
Net i ncome attributable to Dominion Energy Gas	314	389	703
Investment in equity method investees	349	—	349
Capital expenditures	1,459	356	1,815
Total assets (billions)	15.8	6.7	22.5
2016
Operating revenue	$1,374	$—	$1,374
Depreciation and amortization	191	—	191
Gains on sales of assets	(44)	—	(44)
Equity in earnings of equity method investees	44	—	44
Interest income	3	—	3
Interest and related charges	65	—	65
Income tax expense (benefit)	219	(22)	197
Net i ncome from discontinued operations	—	152	152
Net i ncome attributable to Dominion Energy Gas	322	155	477
Capital expenditures	1,830	358	2,188